Short-term investments - Summary of Short-term Investments (Detail) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Short-term Investments [line items]
Listed securities	R$ 970,353,000	R$ 0
Unlisted securities	7,816,000	240,000
Bonds
Disclosure of Short-term Investments [line items]
Listed securities	675,599,000	168,737,000
Unlisted securities	6,464,154,000	2,758,265,000
Investment funds
Disclosure of Short-term Investments [line items]
Unlisted securities	R$ 10,136,000	R$ 9,787,000